Fair Value (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. corporate securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	$ 7,149	$ 6,694	$ 7,498
Earnings [Abstract]
Net Investment Income	11	22	15
Net Investment Gains (Losses)	17	(13)	(444)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	327	277	940
Purchases	912
Sales	(887)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(415)	(1,359)
Transfers Into Level 3	169	898
Transfers Out of Level 3	(914)	(314)
Transfers Into and/or Out of Level 3			44
Balance, End of Period	6,784	7,149	6,694
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	10	13	18
Net Investment Gains (Losses)	(27)	(44)	(412)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Foreign corporate securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	5,726	5,244	5,906
Earnings [Abstract]
Net Investment Income	27	15	(4)
Net Investment Gains (Losses)	(9)	(34)	(326)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	(66)	318	1,515
Purchases	1,740
Sales	(2,094)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		305	(519)
Transfers Into Level 3	211	502
Transfers Out of Level 3	(1,165)	(624)
Transfers Into and/or Out of Level 3			(1,328)
Balance, End of Period	4,370	5,726	5,244
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	19	15	(3)
Net Investment Gains (Losses)	(31)	(43)	(176)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Foreign government debt securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	3,134	378	386
Earnings [Abstract]
Net Investment Income	18	6	12
Net Investment Gains (Losses)	0	(5)	(52)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	0	(95)	53
Purchases	529
Sales	(179)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		2,965	12
Transfers Into Level 3	123	40
Transfers Out of Level 3	(1,303)	(155)
Transfers Into and/or Out of Level 3			(33)
Balance, End of Period	2,322	3,134	378
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	18	10	11
Net Investment Gains (Losses)	(3)	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
RMBS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	2,541	2,884	1,655
Earnings [Abstract]
Net Investment Income	10	64	36
Net Investment Gains (Losses)	(41)	(59)	(27)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	(5)	305	210
Purchases	393
Sales	(213)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(445)	1,126
Transfers Into Level 3	20	91
Transfers Out of Level 3	(1,103)	(299)
Transfers Into and/or Out of Level 3			(116)
Balance, End of Period	1,602	2,541	2,884
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	11	63	36
Net Investment Gains (Losses)	(41)	(29)	(82)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
U.S. Treasury and agency securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	79	37	88
Earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	3	2	(1)
Purchases	6
Sales	(1)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(6)	(29)
Transfers Into Level 3	0	46
Transfers Out of Level 3	(56)	0
Transfers Into and/or Out of Level 3			(21)
Balance, End of Period	31	79	37
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
CMBS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	1,011	139	260
Earnings [Abstract]
Net Investment Income	25	1	1
Net Investment Gains (Losses)	(16)	(6)	(37)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	71	89	53
Purchases	283
Sales	(178)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		684	(44)
Transfers Into Level 3	52	132
Transfers Out of Level 3	(495)	(28)
Transfers Into and/or Out of Level 3			(94)
Balance, End of Period	753	1,011	139
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	24	1	1
Net Investment Gains (Losses)	(14)	(6)	(61)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
ABS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	3,026	1,659	1,383
Earnings [Abstract]
Net Investment Income	24	9	2
Net Investment Gains (Losses)	(18)	(40)	(101)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	81	168	473
Purchases	1,033
Sales	(659)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		1,435	(139)
Transfers Into Level 3	14	28
Transfers Out of Level 3	(1,651)	(233)
Transfers Into and/or Out of Level 3			41
Balance, End of Period	1,850	3,026	1,659
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	20	9	2
Net Investment Gains (Losses)	(10)	(23)	(48)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
State and political subdivision securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	46	69	123
Earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	(8)	(2)	7
Purchases	11
Sales	(4)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		9	(19)
Transfers Into Level 3	10	0
Transfers Out of Level 3	(2)	(30)
Transfers Into and/or Out of Level 3			(42)
Balance, End of Period	53	46	69
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other fixed maturity securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	4	6	40
Earnings [Abstract]
Net Investment Income	0	1	1
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	0	2	0
Purchases	0
Sales	(4)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(5)	(35)
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Transfers Into and/or Out of Level 3			0
Balance, End of Period	0	4	6
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	1	1
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Common Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	268	136	105
Earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	14	5	(2)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	5	7	6
Purchases	106
Sales	(46)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		128	23
Transfers Into Level 3	0	1
Transfers Out of Level 3	(66)	(9)
Transfers Into and/or Out of Level 3			4
Balance, End of Period	281	268	136
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	(6)	(2)	(1)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Non-redeemable preferred stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	905	1,102	1,274
Earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	(71)	46	(357)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	5	12	486
Purchases	3
Sales	(416)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(250)	(256)
Transfers Into Level 3	12	0
Transfers Out of Level 3	0	(5)
Transfers Into and/or Out of Level 3			(45)
Balance, End of Period	438	905	1,102
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	(19)	(3)	(168)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Actively traded securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	10	32
Earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	0	0
Purchases	0
Sales	(8)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(22)
Transfers Into Level 3	0	0
Transfers Out of Level 3	(2)	0
Balance, End of Period	0	10
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
FVO general account securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	77	51
Earnings [Abstract]
Net Investment Income	(7)	8
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	0	0
Purchases	0
Sales	(33)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(1)
Transfers Into Level 3	0	37
Transfers Out of Level 3	(14)	(18)
Balance, End of Period	23	77
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	(8)	12
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
FVO contractholder-directed unit-linked investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	735	0
Earnings [Abstract]
Net Investment Income	5	(15)
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	0	0
Purchases	1,246
Sales	(478)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		750
Transfers Into Level 3	121	0
Transfers Out of Level 3	(243)	0
Balance, End of Period	1,386	735
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	(4)	(15)
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Trading and Other Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period			175
Earnings [Abstract]
Net Investment Income			16
Net Investment Gains (Losses)			0
Net Derivative Gains (Losses)			0
Other Revenues			0
Policyholder Benefits and Claims			0
Other Expenses			0
Other Comprehensive Income (Loss)			0
Purchases, Sales, Issuances and Settlements			(108)
Transfers Into and/or Out of Level 3			0
Balance, End of Period			83
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income			15
Net Investment Gains (Losses)			0
Net Derivative Gains (Losses)			0
Other Revenues			0
Policyholder Benefits and Claims			0
Other Expenses			0
Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	858	23	100
Earnings [Abstract]
Net Investment Income	3	2	0
Net Investment Gains (Losses)	(2)	0	(21)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	2	(9)	0
Purchases	600
Sales	(870)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		842	(51)
Transfers Into Level 3	0	0
Transfers Out of Level 3	(1)	0
Transfers Into and/or Out of Level 3			(5)
Balance, End of Period	590	858	23
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	2	0
Net Investment Gains (Losses)	(1)	0	1
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Residential Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	24
Earnings [Abstract]
Net Investment Income	0
Net Investment Gains (Losses)	0
Net Derivative Gains (Losses)	0
Other Revenues	5
Policyholder Benefits and Claims	0
Other Expenses	0
Other Comprehensive Income (Loss)	0
Purchases	3
Sales	0
Issuances	175
Settlements	(87)
Transfers Into Level 3	109
Transfers Out of Level 3	(1)
Balance, End of Period	228
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0
Net Investment Gains (Losses)	0
Net Derivative Gains (Losses)	0
Other Revenues	5
Policyholder Benefits and Claims	0
Other Expenses	0
Securitized Reverse Residential Mortgage Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	0
Earnings [Abstract]
Net Investment Income	0
Net Investment Gains (Losses)	0
Net Derivative Gains (Losses)	0
Other Revenues	0
Policyholder Benefits and Claims	0
Other Expenses	0
Other Comprehensive Income (Loss)	0
Purchases	0
Sales	0
Issuances	1,186
Settlements	0
Transfers Into Level 3	0
Transfers Out of Level 3	0
Balance, End of Period	1,186
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0
Net Investment Gains (Losses)	0
Net Derivative Gains (Losses)	0
Other Revenues	0
Policyholder Benefits and Claims	0
Other Expenses	0
Mortgage loans held-for-sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period		25	177
Earnings [Abstract]
Net Investment Income		0	0
Net Investment Gains (Losses)		0	0
Net Derivative Gains (Losses)		0	0
Other Revenues		(2)	(3)
Policyholder Benefits and Claims		0	0
Other Expenses		0	0
Other Comprehensive Income (Loss)		0	0
Purchases, Sales, Issuances and Settlements		0	2
Transfers Into Level 3		10
Transfers Out of Level 3		(9)
Transfers Into and/or Out of Level 3			(151)
Balance, End of Period		24	25
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income		0	0
Net Investment Gains (Losses)		0	0
Net Derivative Gains (Losses)		0	0
Other Revenues		(2)	(3)
Policyholder Benefits and Claims		0	0
Other Expenses		0	0
MSR's [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	950	878	191
Earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	(314)	(79)	172
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	0	0	0
Purchases	0
Sales	0
Issuances	173
Settlements	(143)
Purchases, Sales, Issuances and Settlements		151	515
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Transfers Into and/or Out of Level 3			0
Balance, End of Period	666	950	878
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	(282)	(28)	147
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Separate account assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	1,983	1,797	1,677
Earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	39	132	(223)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	0	0	0
Purchases	284
Sales	(743)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		242	478
Transfers Into Level 3	19	46
Transfers Out of Level 3	(257)	(234)
Transfers Into and/or Out of Level 3			(135)
Balance, End of Period	1,325	1,983	1,797
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Interest rate contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	(86)	7
Earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	41	36
Other Revenues	62	1
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	329	(107)
Purchases	(1)
Sales	0
Issuances	0
Settlements	(44)
Purchases, Sales, Issuances and Settlements		(23)
Transfers Into Level 3	(1)	0
Transfers Out of Level 3	0	0
Balance, End of Period	300	(86)
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	24	36
Other Revenues	68	5
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Foreign currency contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	73	108
Earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	(28)	46
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	(4)
Other Comprehensive Income (Loss)	0	2
Purchases	0
Sales	0
Issuances	0
Settlements	(1)
Purchases, Sales, Issuances and Settlements		(57)
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	(22)
Balance, End of Period	44	73
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	(24)	45
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Credit contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	44	42
Earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	(43)	4
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	14	13
Purchases	1
Sales	0
Issuances	(3)
Settlements	(12)
Purchases, Sales, Issuances and Settlements		(15)
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Balance, End of Period	1	44
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	(42)	6
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Equity market contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	142	199
Earnings [Abstract]
Net Investment Income	(3)	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	601	(88)
Other Revenues	0	0
Policyholder Benefits and Claims	7	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	1	11
Purchases	228
Sales	0
Issuances	(4)
Settlements	(8)
Purchases, Sales, Issuances and Settlements		20
Transfers Into Level 3	0	0
Transfers Out of Level 3	(75)	0
Balance, End of Period	889	142
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	601	(82)
Other Revenues	0	0
Policyholder Benefits and Claims	7	0
Other Expenses	0	0
Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period			2,547
Earnings [Abstract]
Net Investment Income			(13)
Net Investment Gains (Losses)			0
Net Derivative Gains (Losses)			(225)
Other Revenues			(33)
Policyholder Benefits and Claims			0
Other Expenses			(2)
Other Comprehensive Income (Loss)			(11)
Purchases, Sales, Issuances and Settlements			97
Transfers Out of Level 3	(75)
Transfers Into and/or Out of Level 3			(2,004)
Balance, End of Period			356
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income			(13)
Net Investment Gains (Losses)			0
Net Derivative Gains (Losses)			(194)
Other Revenues			5
Policyholder Benefits and Claims			0
Other Expenses			(2)
Net Embedded Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	(2,438)	(1,455)	(2,929)
Earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	(1,277)	(343)	1,716
Other Revenues	0	0	0
Policyholder Benefits and Claims	86	8	(114)
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	(119)	(226)	15
Purchases	0
Sales	0
Issuances	0
Settlements	(455)
Purchases, Sales, Issuances and Settlements		(422)	(143)
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Transfers Into and/or Out of Level 3			0
Balance, End of Period	(4,203)	(2,438)	(1,455)
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	0
Net Derivative Gains (Losses)	(1,303)	(363)	1,697
Other Revenues	0	0	0
Policyholder Benefits and Claims	94	8	(114)
Other Expenses	0	0	0
Long Term Debt Of Consolidated Securitization Entities Estimated Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	(184)	0	0
Earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	(8)	48	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	0	0	0
Purchases	0
Sales	0
Issuances	0
Settlements	76
Purchases, Sales, Issuances and Settlements		(232)	0
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Transfers Into and/or Out of Level 3			0
Balance, End of Period	(116)	(184)	0
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0	0	0
Net Investment Gains (Losses)	(8)	48	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Liability Related To Securitized Reverse Residential Mortgage Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning of Period	0
Earnings [Abstract]
Net Investment Income	0
Net Investment Gains (Losses)	0
Net Derivative Gains (Losses)	0
Other Revenues	0
Policyholder Benefits and Claims	0
Other Expenses	0
Other Comprehensive Income (Loss)	0
Purchases	0
Sales	0
Issuances	(1,175)
Settlements	0
Transfers Into Level 3	0
Transfers Out of Level 3	0
Balance, End of Period	(1,175)
Changes in unrealized gains (losses) relating to assets still held at end of period included in earnings [Abstract]
Net Investment Income	0
Net Investment Gains (Losses)	0
Net Derivative Gains (Losses)	0
Other Revenues	0
Policyholder Benefits and Claims	0
Other Expenses	$ 0